OFFICERS AND DIRECTORS
Martin E. Zweig, Ph.D.
Chairman of the Board and President
Jeffrey Lazar
Vice President and Treasurer
Stuart B. Panish
Vice President and Secretary
Edward S. Babbitt, Jr.
Director
Charles H. Brunie
Director
Elliot S. Jaffe
Director
Alden C. Olson, Ph.D.
Director
James B. Rogers, Jr.
Director
Anthony M. Santomero, Ph.D.
Director
Robert E. Smith
Director
INVESTMENT ADVISER
Zweig Total Return Advisors, Inc.
900 Third Avenue
New York, New York 10022
FUND ADMINISTRATOR
Zweig/Glaser Advisers
5 Hanover Square
New York, New York 10004
CUSTODIAN
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02109
TRANSFER AGENT
First Data Investor Services Group, Inc.
P.O. Box 1376
Boston, MA 02104
LEGAL COUNSEL
Rosenman & Colin LLP
575 Madison Avenue
New York, New York 10022

--------------------------------------------------------------------------------
  This report is transmitted to the shareholders of The Zweig Total Return
Fund, Inc. for their information. This is not a prospectus, circular or repre-sentation intended for use in the purchase of shares of the Fund or any securi-ties mentioned in this report.




                                   [LOGO OF THE ZWEIG TOTAL RETURN FUND, INC.]




     QUARTERLY REPORT


    SEPTEMBER 30, 1996

                                                               November 1, 1996

Dear Shareholder:

  The Zweig Total Return Fund's net asset value increased 1.6% during the quarter ended September 30, 1996, including $0.21 per share in reinvested distributions.

  For the nine months ended September 30, 1996, the Fund"s net asset value rose 2.0% including $0.63 per share in reinvested distributions. Maintaining our risk-averse policy, the Fund's average overall exposure during the period was 73%.

  We underperformed the market because our basic mandate is to protect capital in declining markets while earning reasonable returns in rising markets. Our exposure levels were based on my indicators which were reading neutral or low neutral. This worked in our favor in July when the market went down. As my indicators improved, we then raised our exposure somewhat. In retrospect, I wish we had increased it more but our move was in line with my indicators. As we pass through bull, bear, and stagnant markets over the long run, I believe our Fund will continue to provide risk-averse investors with above-average returns.


                             DISTRIBUTION DECLARED

  In accordance with our policy of distributing 10% of net asset value per year, which equals 0.83% per month (10% divided by 12 months), the Fund announced a distribution of $0.07 per share payable on November 25, 1996 to shareholders of record on November 12, 1996. The amount of the distribution depends on the exact net asset value at the time of declaration. For the November distribution, 0.83% of the Fund's net asset value was equivalent to $0.07 per share. Including this distribution, the Fund's payout since its inception is now $7.40.


                                MARKET OUTLOOK

  At the close of the third quarter our bond exposure was at 36% compared with 44% on June 30. However we have increased our holdings in the long end and decreased our intermediate term holdings. Consequently, the actual duration of our bonds remains at the four-year level. Since our fully invested portion for bonds would be 62 1/2%, we are at about 58% of a full position (36%/62 1/2%). This is in line with my neutral stance for bonds.

  Low inflation continues to be the major positive factor for the bond market. With the glaring exception of crude oil, commodity prices have been relatively weak. That would include everything from copper to lumber as reflected in indices compiled by the Commodity Research Bureau and the Journal of Commerce.

  Bond market momentum is also on the positive side. Bond yields went up by more than 1.2 percentage points or 120 basis points from January to mid-year. Yields then backtracked 30 to 35 basis points to about 6.8% at this writing. Short-term rates have also declined somewhat.

  On the other hand, we have indicators that measure what the economy is doing. These include such factors as employment data, industrial production, capacity utilization, retail sales, home sales, and consumer confidence. Basically, these indicators are pointing to economic strength and this could be a negative for bonds.

  The September decision by the Fed not to tighten probably helped bonds in the short run. However, if the economy picks up steam because of the Fed's decision, it could hurt bonds.

  Our equity holdings were at 24% at the end of the third quarter, unchanged from the level on

June 30. With full investment in stocks at 37 1/2% for stocks in our Fund, we are at about 64% of a full position (24%/37 1/2%). This is roughly in accordance with my neutral position on stocks.


                             PORTFOLIO COMPOSITION


  In accordance with our investment policy guidelines, all of our bonds are U.S. Government obligations. As mentioned earlier, the average duration of the bond portion of our Fund is four years. These bonds are liquid and provide us with the flexibility to respond quickly to changes in market conditions.

  As has been the case since the beginning of 1995, the majority of our stocks are bought or sold on the basis of a proprietary computer-driven model that uses various value and growth criteria to evaluate and rank the most liquid stocks with the highest dividend yields.

  There was little change in the composition of our leading industry groups during the third quarter. However our exposure declined in paper and forest products and increased in the oil and retail groups.

  The retail section is new to our leading categories. Here we have expanded our positions in the following: American Stores, which owns and operates food and drug stores nationwide; TJX Companies, whose chains include T.J. Maxx, Winners Apparel, Ltd., HomeGoods, and Marshalls; and Dayton-Hudson, whose holdings include the Target and Mervyn's chains, as well as many other department stores.

  At September 30, 1996, oils represented our largest industry group, followed closely by utilities. Other prominent categoriesinclude telecommunications, financial services, technology and retail.

  Our leading individual company positions include Sprint, BankAmerica, Telefonica de Espana, TJX, United Technologies, Texaco, CSX, Salomon, General Motors, Class H and DuPont.


                Sincerely,

                /s/ Martin E. Zweig
                Martin E. Zweig, Ph.D.
                Chairman

                       THE ZWEIG TOTAL RETURN FUND, INC.

                            STATEMENT OF NET ASSETS
                         SEPTEMBER 30, 1996 (UNAUDITED)

                                                          NUMBER OF
                                                           SHARES      VALUE
                                                          --------- -----------
Common Stocks                                      28.49%
Aerospace & Defense                                 1.40%
  General Motors Corp., Class H..........................  47,400   $ 2,737,350
  Rockwell International Corp. ..........................  33,000     1,860,375
  Textron, Inc. .........................................  11,400       969,000
  United Technologies Corp. .............................  26,600     3,195,325
                                                                    -----------
                                                                      8,762,050
                                                                    -----------
Automotive                                          0.92%
  Chrysler Corp. ........................................  82,200     2,325,975
  Ford Motor Company.....................................  50,200     1,568,750
  General Motors Corp. ..................................  38,300     1,838,400
                                                                    -----------
                                                                      5,760,125
                                                                    -----------
Banks                                               0.86%
  BankAmerica Corp. .....................................  45,400     3,728,475
  Chase Manhattan Corp. .................................  14,000     1,121,750
  City National Corp. ...................................  13,700       248,312
  Washington Mutual, Inc. ...............................   6,900       257,025
                                                                    -----------
                                                                      5,355,562
                                                                    -----------
Chemicals                                           1.62%
  du Pont (E.I.) de Nemours & Co. .......................  31,000     2,735,750
  Goodrich (B.F.) & Co. .................................  43,500     1,962,937
  Hanna (M.A.) Co. ......................................  30,000       686,250
  Olin Corp. ............................................  20,900     1,755,600
  Rhone-Poulenc Co., S.A., ADR...........................  21,100       590,800
  Rohm & Haas Co. .......................................  36,100     2,364,550
                                                                    -----------
                                                                     10,095,887
                                                                    -----------
Construction & Farm Equipment                       0.61%
  Caterpillar Inc. ......................................  24,500     1,846,688
  Deere & Co. ...........................................  47,600     1,999,200
                                                                    -----------
                                                                      3,845,888
                                                                    -----------
Consumer Durables                                   0.42%
  Goodyear Tire & Rubber Co. ............................  39,500     1,821,938
  Maytag Corp. ..........................................  35,700       696,150
  SPX Corp. .............................................   3,200        95,600
                                                                    -----------
                                                                      2,613,688
                                                                    -----------

                       THE ZWEIG TOTAL RETURN FUND, INC.

                         SEPTEMBER 30, 1996 (UNAUDITED)

                                                                   NUMBER OF
                                                                    SHARES     VALUE
                                                                   --------- ----------
Containers & Packaging                                       0.42%
  Sea Containers Ltd., Class A....................................  12,100   $  237,463
                                                                             ----------
Finance & Financial Services                                 1.80%
  Alex Brown Inc. ................................................  10,000      578,750
  American Bankers Insurance Group, Inc. .........................  11,500      575,000
  Bear Stearns & Co., Inc. .......................................  74,840    1,740,030
  Edwards, (A.G.) Inc. ...........................................  50,100    1,459,163
  Fremont General Corp. ..........................................  19,600      578,200
  Merrill Lynch & Co., Inc. ......................................  33,000    2,165,625
  PaineWebber Group, Inc. ........................................  31,400      659,400
  PHH Corp. ......................................................  22,600      672,350
  Salomon Inc. ...................................................  62,500    2,851,562
                                                                             ----------
                                                                             11,280,080
                                                                             ----------
Food & Beverage                                              0.11%
  Adolph Coors Co., Class B.......................................  29,900      655,931
                                                                             ----------
Home Builders & Materials                                    0.19%
  Apogee Enterprises, Inc. .......................................  11,900      416,500
  Armstrong World Industries, Inc. ...............................   9,800      611,275
  Ryland Group Inc. ..............................................  12,200      181,475
                                                                             ----------
                                                                              1,209,250
                                                                             ----------
Investment Companies                                         1.65%
  Blackrock 2001 Term Trust, Inc. ..............................    29,000      224,750
  Blackrock Strategic Term Trust, Inc. .........................    29,000      224,750
  Central European Equity Fund..................................     6,900      133,688
  Clemente Global Growth Fund, Inc. ............................    13,100      108,075
  Emerging Germany Fund, Inc. ..................................    48,700      389,600
  Emerging Markets Infrastructure, Inc. ........................    20,800      226,200
  Emerging Markets Telecommunications Fund, Inc. ...............    11,400      200,925
  Emerging Mexico Fund, Inc. ...................................    13,500       97,875
  Europe Fund, Inc. ............................................    17,000      265,625
  First Iberian Fund, Inc. .....................................    13,500      119,812
  First Israel Fund, Inc. ......................................    12,000      135,000
  France Growth Fund, Inc. .....................................    24,500      254,187
  G.T. Global Developing Markets Fund...........................     6,600       72,600
  G.T. Global Eastern Europe Fund...............................    36,400      505,050
  Gabelli Equity Trust, Inc. ...................................    25,700      237,725
  Gabelli Global Multimedia Trust Fund, Inc. ...................    50,600      347,875
  Global Health Sciences Fund, Inc. ............................    54,600      975,975
  John Hancock Bank & Thrift Opportunity Fund...................    21,400      564,425

                                                                 NUMBER OF
                                                                  SHARES     VALUE
                                                                 --------- ----------
Investment Companies (Continued)
  Liberty All-Star Growth Fund, Inc. ...........................  33,400   $  325,650
  Morgan Grenfell Small Cap Fund, Inc. .........................  31,033      333,605
  New Age Media Fund, Inc. .....................................  17,300      263,825
  New Germany Fund, Inc. .......................................  68,800      946,000
  Pilgrim America Bank & Thrift Fund, Inc.......................  20,100      278,887
  Royce Value Trust, Inc. ......................................  55,960      706,495
  Schroder Asian Growth Fund....................................   6,700       81,237
  Scudder New Asia Fund.........................................   8,400      110,250
  Scudder New Europe Fund, Inc. ................................  26,900      369,875
  Spain Fund, Inc. .............................................  21,000      207,375
  Swiss Helvetia Fund, Inc. ....................................  36,200      769,250
  Templeton China World Fund, Inc. .............................  18,400      213,900
  Templeton Dragon Fund, Inc. ..................................   6,900       94,013
  Templeton Vietnam Fund, Inc. .................................   6,600       75,075
  Tri-Continental Corp. ........................................  18,800      470,000
                                                                           ----------
                                                                           10,329,574
                                                                           ----------
Leisure                                                    0.33%
  Brunswick Corp. ..............................................  51,700    1,240,800
  Fleetwood Enterprises, Inc. ..................................  26,400      811,800
                                                                           ----------
                                                                            2,052,600
                                                                           ----------
Manufacturing                                              0.86%
  Duriron Co., Inc. ............................................   8,900      235,850
  Harsco Corp. .................................................   8,400      529,200
  Ingersoll Rand Co. ...........................................   9,400      446,500
  Johnson Controls, Inc. .......................................  10,400      780,000
  Miller (Herman), Inc. ........................................  29,500    1,194,750
  Premark International Inc. ...................................  13,200      249,150
  Simpson Industries Inc. ......................................  15,900      160,987
  TRW, Inc. ....................................................  19,000    1,767,000
                                                                           ----------
                                                                            5,363,437
                                                                           ----------
Metals & Mining                                            0.38%
  British Steel, Plc, ADR.......................................  50,700    1,546,350
  Oregon Steel Mills Inc. ......................................  55,500      853,312
                                                                           ----------
                                                                            2,399,662
                                                                           ----------

                       THE ZWEIG TOTAL RETURN FUND, INC.

                         SEPTEMBER 30, 1996 (UNAUDITED)

                                                         NUMBER OF
                                                          SHARES      VALUE
                                                         --------- ------------
Oil & Oil Services                                 4.73%
  Ashland Oil Inc. .....................................   54,400  $  2,162,400
  British Petroleum Co., Plc, ADR.......................   16,600     2,075,000
  Chevron Corp. ........................................   13,000       814,125
  Elf Aquitaine, ADR....................................   43,300     1,704,938
  Helmerich & Payne, Inc. ..............................   21,400       933,575
  Kerr-McGee Corp. .....................................   31,000     1,887,125
  Mobil Corp. ..........................................   19,700     2,280,275
  Pennzoil Co. .........................................   38,300     2,025,112
  Phillips Petroleum Co. ...............................   60,300     2,577,825
  Quaker State Corp. ...................................   31,400       541,650
  Repsol S.A., ADR......................................   51,700     1,712,563
  Sun Co., Inc. ........................................   14,500       333,500
  Texaco Inc. ..........................................   34,400     3,164,800
  Tosco Corp. ..........................................   41,300     2,266,337
  Ultramar Corp. .......................................   27,700       837,925
  Unocal Corp. .........................................   44,600     1,605,600
  USX-Marathon Group, Inc. .............................  121,500     2,627,438
                                                                   ------------
                                                                     29,550,188
                                                                   ------------
Paper & Forest Products                            0.62%
  Boise Cascade Corp. ..................................   17,300       588,200
  Bowater, Inc. ........................................   35,400     1,345,200
  International Paper Co. ..............................   23,800     1,011,500
  Pope & Talbot, Inc. ..................................   10,800       166,050
  Westvaco Corp. .......................................   24,750       733,219
                                                                   ------------
                                                                      3,844,169
                                                                   ------------
Retail Trade & Services                            1.67%
  American Stores Co....................................   56,800     2,272,000
  Dayton Hudson Inc. ...................................   67,400     2,224,200
  Fay's Inc. ...........................................   10,600       135,150
  Mercantile Stores Inc. ...............................   13,100       707,400
  Ross Stores, Inc......................................   18,500       666,000
  Supervalue Inc........................................   43,300     1,190,750
  TJX Companies Inc.....................................   89,500     3,210,813
                                                                   ------------
                                                                     10,406,313
                                                                   ------------

                                                        NUMBER OF
                                                         SHARES        VALUE
                                                        ---------   -----------
Technology                                        1.70%
  Applied Materials, Inc. .............................   11,600(a) $   320,450
  Dell Computer Corp. .................................   20,400(a)   1,586,100
  Digital Equipment Corp. .............................   32,300(a)   1,154,725
  EG&G Inc. ...........................................   20,300        362,863
  Harris Corp. ........................................   36,700      2,390,087
  Intel Corp. .........................................   12,800      1,221,600
  International Business Machines Corp. ...............   13,100      1,630,950
  Microsoft Corp. .....................................   14,600(a)   1,925,375
  Platinum Software....................................       53            590
                                                                    -----------
                                                                     10,592,740
                                                                    -----------
Telecommunications                                2.90%
  BCE Inc. ............................................   28,400      1,214,100
  British Telecommunications Corp. Plc, ADR............    4,500        251,438
  Cincinnati Bell Inc. ................................   18,700        991,100
  GTE Corp. ...........................................   36,300      1,397,550
  NYNEX Corp. .........................................   60,500      2,631,750
  Sprint Corp. ........................................  101,300      3,938,037
  Telefonica de Espana, S.A., ADS......................   57,900      3,220,688
  Telefonos de Mexico, S.A., ADS.......................   68,100      2,187,712
  U.S. West Inc. ......................................   76,900      2,287,775
                                                                    -----------
                                                                     18,120,150
                                                                    -----------
Tobacco                                           0.29%
  RJR Nabisco Holdings Corp. ..........................   70,700      1,838,200
                                                                    -----------
Transportation                                    0.71%
  Alexander & Baldwin..................................    4,600        112,700
  APL Ltd. ............................................    6,600        141,900
  British Airways Plc, ADR.............................    8,100        691,538
  CSX Corp. ...........................................   62,600      3,161,300
  KLM Royal Dutch Airlines, Inc. ......................   12,700        334,962
                                                                    -----------
                                                                      4,442,400
                                                                    -----------
Utilities--Electric & Natural Gas                 4.68%
  Allegheny Power Systems, Inc. .......................   17,000        493,000
  American Electric Power Co., Inc. ...................   55,100      2,238,438
  Baltimore Gas & Electric Co. ........................   13,700        357,912
  Carolina Power & Light Co., Inc. ....................   23,600        814,200
  CINergy Corp. .......................................   25,800        796,575

                       THE ZWEIG TOTAL RETURN FUND, INC.

                         SEPTEMBER 30,1996 (UNAUDITED)

                                                      NUMBER OF
                                                       SHARES/
                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                     -----------    ------------
Utilities--Electric & Natural Gas (Continued)
  CMS Energy Corp. ................................       32,000    $    964,000
  Consolidated Natural Gas Co. ....................       10,600         568,425
  DQE Inc. ........................................       37,250       1,038,344
  Dominion Resources Inc. .........................       13,800         520,950
  Eastern Enterprises..............................       10,500         396,375
  Edison International Inc. .......................       75,900       1,356,712
  El Paso Natural Gas Co. .........................       18,400         809,600
  Enova Corp. .....................................       36,200         800,925
  Entergy Corp. ...................................       32,400         874,800
  GPU Inc. ........................................       49,100       1,509,825
  Illinova Corp. ..................................       48,400       1,282,600
  MCN Corp. .......................................       39,100       1,050,813
  New York State Gas & Electric Co. ...............       12,600         277,200
  NIPSCO Industries, Inc. .........................       33,000       1,179,750
  NorAm Energy Corp. ..............................      121,900       1,813,262
  Pacificorp.......................................       28,600         589,875
  PanEnergy Corp. .................................       61,000       2,112,125
  Pinnacle West Capital Corp. .....................       36,100       1,069,463
  Questar Corp. ...................................       13,200         466,950
  Sonat, Inc. .....................................       37,200       1,646,100
  Texas Utilities Co. .............................       55,700       2,207,112
  Transcanada Pipeline Ltd. .......................       46,700         753,038
  United Illuminating Co. .........................        6,500         223,437
  Utilicorp United Inc. ...........................        5,300         146,413
  Western Resources Inc. ..........................       29,500         859,187
                                                                    ------------
                                                                      29,217,406
                                                                    ------------
    Total Common Stocks............................                  177,972,763
                                                                    ------------
United States Government & Agency Obligations36.75%
  Federal National Mortgage Association, 6.85%,
   4/5/2004........................................  $10,385,000      10,396,444
  United States Treasury Bills, 5.12%, 10/31/1996..    2,000,000(b)    1,991,467
  United States Treasury Bonds, 10.75%, 5/15/2003..   15,000,000      18,281,250
  United States Treasury Bonds, 7.25%, 8/15/2022...   26,000,000      26,528,086
  United States Treasury Bonds, 7.50%, 11/15/2024..   10,400,000      10,985,000
  United States Treasury Bonds, 7.625%, 2/15/2025..   14,000,000      15,036,854
  United States Treasury Bonds, 6.875%, 8/15/2025..    9,500,000       9,354,517
  United States Treasury Notes, 6.25%, 8/31/2000...   77,800,000      77,362,375

                               PRINCIPAL
                                AMOUNT/
                                NUMBER
                                  OF
                               CONTRACTS         VALUE
                              -----------     ------------
United States Government &
 Agency Obligations (Contin-
 ued)
  United States Treasury
   Notes, 5.625%,
   11/30/2000...............  $19,745,000     $ 19,171,131
  United States Treasury
   Notes, 7.50%, 2/15/2005..   31,300,000       32,913,859
  United States Treasury
   Notes, 6.50%, 5/15/2005..    7,600,000        7,502,614
                                              ------------
    Total United States
     Government & Agency
     Obligations............                   229,523,597
                                              ------------
Short-Term Investments33.03%
  Bell Atlantic Network
   Funding, 5.30%, 10/16/96.   10,000,000        9,977,917
  Coca-Cola Co., 5.25%,
   10/25/96.................   14,700,000       14,648,550
  du Pont (E.I.) de Nemours
   & Co., 5.33%, 10/2/96....    9,300,000        9,298,623
  Exxon Imperial Inc.,
   5.33%, 10/15/96..........   18,900,000       18,860,825
  Ford Motor Credit Co.,
   5.32%, 10/7/96...........   12,400,000       12,389,005
  Lucent Technologies Corp.,
   5.30%, 10/11/96..........   15,000,000       14,977,917
  Merck Co., 5.28%, 10/1/96.    7,700,000        7,700,000
  Merrill Lynch & Co., Inc.,
   5.35%, 10/4/96...........   18,700,000       18,691,663
  Met Life Funding, Inc.,
   5.33%, 10/3/96...........    9,600,000        9,597,157
  Mobil Corp., 5.34%,
   10/21/96.................   15,500,000       15,454,017
  Philip Morris Capital
   Corp., 5.32%, 10/17/96...    6,100,000        6,085,577
  Smithkline Beecham Corp.,
   5.32%, 10/7/96...........    8,700,000        8,692,286
  U.S. West, Inc., 5.30%,
   10/8/96..................   19,400,000       19,380,007
  Warner Lambert Co., 5.32%,
   10/9/96..................   15,700,000       15,681,439
  Xerox Corp., 5.30%,
   10/29/96.................   25,000,000       24,896,944
                                              ------------
    Total Short-Term Invest-
     ments..................                   206,331,927
                                              ------------
Net Unrealized Appreciation
 on Futures Contracts  0.00%
  Standard & Poor's 500 In-
   dex, December 1996 Short                         17,788
   futures..................          (74)(c) ------------
Total Investments...........        98.28 %    613,846,075
Cash and Other Assets, Less          1.72       10,748,016
 Liabilities................       ------     ------------
Net Assets (Equivalent to
 $8.16 per share based on
 76,548,498 shares of capi-        100.00 %   $624,594,091
 tal stock outstanding).....       ======     ============

--------
(a) Non-income producing security.
(b) This security has been pledged as collateral for futures transactions.
(c) The market value of the short futures was $25,586,212 (representing 4.10% of the Fund's net assets) with a cost of $25,604,000.

                       THE ZWEIG TOTAL RETURN FUND, INC.

                              FINANCIAL HIGHLIGHTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

                                                             NET ASSET VALUE
                                     TOTAL NET ASSETS           PER SHARE
                                 --------------------------  -----------------
NET ASSET VALUE:
 Beginning of period: December
  31, 1995......................               $647,523,415              $8.63
  Net investment income......... $ 19,629,138                $   0.26
  Net realized and unrealized
   losses on investments........   (7,263,903)                  (0.10)
  Dividends from net investment
   income and
   distributions from net long-
   term and short-term capital
   gains........................  (47,699,460)                  (0.63)
  Net asset value of shares is-
   sued to shareholders for re-
   investment of dividends and
   distributions................   12,404,901                    0.00
                                 ------------                --------
   Net decrease in net
    assets/net asset value......                (22,929,324)             (0.47)
                                               ------------            -------
 End of period: September 30,
  1996..........................               $624,594,091              $8.16
                                               ============            =======

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

KEY INFORMATION

1-800-331-1710  FIRST DATA INVESTOR SERVICES GROUP, INC.:
                For questions regarding shareholder accounts P.O. Box 1376 Bos-ton, MA 02104

(212) 486-3122  THE ZWEIG TOTAL RETURN FUND HOT LINE:
                For updates on net asset value, share price, major industry groups and other key information

1-800-272-2700  ZWEIG SHAREHOLDER RELATIONS: For general information and literature
                               REINVESTMENT PLAN

   Many of you have questions
 about the reinvestment plan. We
 urge shareholders who want to
 take advantage of this plan and
 whose shares are held in "Street
 Name" to consult your broker as
 soon as possible to determine if
 you must change registration
 into your own name to
 participate.

                               ----------------

  Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.

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